PROVISIONS	12 Months Ended
Dec. 31, 2017
PROVISIONS
PROVISIONS

22 PROVISIONS

        The following table summarizes the movement in provisions for the years ended December 31:

	Income tax provisions	Indirect tax provisions	Decommissioning provision	Legal provision	Other provisions	Total
Cost
As of January 1, 2016	282	65	87	919	17	1,370
Acquisitions	—	—	5	1	—	6
Divestments	—	(3)	—	—	(1)	(4)
Arising during the year	67	63	1	75	45	251
Utilized	(21)	(24)	—	(821)	(30)	(896)
Unused amounts reversed	(13)	(5)	(1)	(16)	1	(34)
Discount rate adjustment and imputed interest (change in estimate)	—	—	1	—	—	1
Translation adjustments and other	(71)	—	5	(1)	(5)	(72)

As of December 31, 2016	244	96	98	157	27	622

Current	3	—	98	45	2	148
Non-current	241	96	—	112	25	474
As of January 1, 2017	244	96	98	157	27	622
Arising during the year	57	28	5	28	26	144
Reclassified to assets held for sale	(1)	—	(11)	—	—	(12)
Utilized	(4)	(16)	(1)	(66)	(13)	(100)
Unused amounts reversed	(32)	(4)	(2)	(68)	(9)	(115)
Discount rate adjustment and imputed interest (change in estimate)	—	—	10	—	—	10
Translation adjustments and other	(6)	(6)	—	(2)	3	(11)

As of December 31, 2017	258	98	99	49	34	538

Non-current	—	—	99	16	1	116
Current	258	98	—	33	33	422

        At December 31, 2017, legal provisions include the provision of US$33 in connection with the investigations relating to our business in Uzbekistan (2016: US$66). This matter is further discussed below.

        During 2016, the Company also recorded provisions for a number of tax disputes in Pakistan and Bangladesh, including disputes relating to the supply of SIM cards, for which provisions remain at December 31, 2017.

        The timing of payments in respect of non-current provisions is, with few exceptions, not contractually fixed and cannot be estimated with certainty. See "Sources of estimation uncertainty" below, in this Note 22, for assumptions and sources of uncertainty.

        Significant tax and legal proceedings are discussed in Note 26. Given the uncertainties inherent in such proceedings, there can be no guarantee that the ultimate outcome will be in line with VEON's current view.

        The Group has recognized a provision for decommissioning obligations associated with future dismantling of its towers in various jurisdictions.

Investigations by SEC / DOJ / OM

        During the first quarter of 2016, the Company reached resolutions through agreements with the U.S. Securities and Exchange Commission ("SEC"), the U.S. Department of Justice ("DOJ"), and the Dutch Public Prosecution Service (Openbaar Ministerie) ("OM") relating to the previously disclosed investigations under the U.S. Foreign Corrupt Practices Act (the "FCPA") and relevant Dutch laws, pertaining to the Company's business in Uzbekistan and prior dealings with Takilant Ltd. Pursuant to these agreements, the Company paid an aggregate amount of US$795 in fines and disgorgements to the SEC, the DOJ and the OM in the first quarter of 2016.

        On February 18, 2016, the United States District Court for the Southern District of New York (the "District Court") approved the agreements with the DOJ relating to charges that the Company and its subsidiary violated the anti-bribery, books-and-records and internal controls provisions of the FCPA. These agreements consisted of the deferred prosecution agreement (the "DPA"), entered into by VEON and the DOJ and a guilty plea by Unitel, a subsidiary of VEON operating in Uzbekistan. Under the agreements with the DOJ, VEON agreed to pay a total criminal penalty of US$230 to the United States, including US$40 in forfeiture.

        In connection with the investigation by the OM, VEON and Silkway Holding BV, a wholly owned subsidiary of VEON, entered into a settlement agreement (the "Dutch Settlement Agreement") related to anti-bribery and false books-and-records provisions of Dutch law. Pursuant to the Dutch Settlement Agreement, VEON agreed to pay criminal fines of US$230 and to disgorge a total of US$375, which was satisfied by the forfeiture to the DOJ of US$40, a disgorgement to the SEC of US$167.5 and a further payment to the OM of US$167.5 beyond the criminal fines.

        VEON also consented to the entry of a judgment and incorporated consent (the "SEC Judgment"), which was approved by the District Court on February 22, 2016, relating to the SEC's complaint against VEON, which charged violations of the anti-bribery, books-and-records and internal controls provisions of the FCPA. Pursuant to the SEC Judgment, VEON agreed to a judgment ordering disgorgement of US$375, to be satisfied by the forfeiture to the DOJ of US$40, the disgorgement to the OM of US$167.5, and a payment to the SEC of US$167.5, and imposing a permanent injunction against future violations of the U.S. federal securities laws.

        The DPA, the guilty plea, the Dutch Settlement Agreement and the SEC Judgment comprise the terms of the resolution of the Company's potential liabilities in the previously disclosed DOJ, SEC and OM investigations regarding VEON and Unitel.

        All amounts to be paid under the DPA, the guilty plea, the Dutch Settlement Agreement and the SEC Judgment were paid in the first quarter of 2016 and were deducted from the already existing provision of US$900 recorded in the third quarter of 2015 and disclosed in the 2015 annual consolidated financial statements. The remaining provision of US$105 related to future direct and incremental expected legal fees associated with the resolutions. In 2016, the Company paid US$24 in legal fees utilizing this provision and changed its estimate by reducing the provision to a balance of US$66 at the end of 2016.

        In 2017, the Company paid US$14 in legal fees utilizing this provision and changed its estimate by reducing the provision by US$19, resulting in a remaining provision of US$33 as of December 31, 2017. The Company cannot currently estimate the magnitude of future costs to be incurred to comply with the DPA, the SEC Judgment and the Dutch Settlement Agreement, but these costs could be significant.

GTH—IRAQNA Litigation

        On November 19, 2012, Atheer Telecom Iraq Limited ("Atheer"), an affiliate of the Zain Group, initiated English High Court proceedings in London against Orascom Telecom Iraq Ltd. ("OTIL") (a Maltese subsidiary of GTH) and GTH in relation to a dispute arising out of the sale by OTIL of its Iraqi mobile subsidiary, Iraqna, in 2007 to Atheer. Atheer's claim is founded on the tax covenants in the underlying share purchase agreement ("Iraqna SPA") between the parties. In particular, Atheer is seeking declarations from the Court that OTIL and GTH are liable to indemnify it in respect of three alleged tax liabilities: (i) a capital gains tax liability in the sum of Iraqi dinar ("IQD") 219 billion (US$183), which Atheer claims is in respect of the transaction that formed the subject-matter of the Iraqna SPA; (ii) an income tax liability in the sum of IQD 96 billion (US$80) in respect of the years 2004-2007; and (iii) a withholding tax liability in the sum of IQD 7 billion (US$6). OTIL and GTH dispute these claims and are vigorously defending them.

        The dispute was listed for trial on July 20, 2015. As a result of delays by Atheer in providing disclosure, occasioning the parties to amend their respective statements of case, the trial was adjourned to the week commencing November 14, 2016. Atheer's amendments included withdrawing its claim for unjust enrichment in the amount of IQD 219 billion (US$183) and conceding that its contractual claims are capped at a total possible recovery of US$60.

        The trial was heard November 14-18, 2016. On February 17, 2017, the court found GTH liable. Following a hearing on March 1, 2017, GTH and OTIL were ordered to pay Atheer the amounts of US$60, plus approximately US$8 in accrued interest, and an interim payment of GBP 1.25 million (US$2) for legal costs pending submission of a detailed schedule of costs by Atheer. The trial court judge denied GTH's and OTIL's request for leave to appeal and did not stay enforcement pending appeal. An application for Leave to Appeal the trial decision at the Court of Appeal was filed on March 22, 2017 and remains pending. The Company provided for the Court's judgment including the related legal fees.

        On June 6, 2017, the English Court of Appeal denied GTH's application for leave to appeal. With no further venue for appeal, the matter is now concluded and final, with no remaining provision recorded.

VAT on Replacement SIMs

June 2009 to December 2011

        On April 1, 2012, the National Board of Revenue ("NBR") issued a demand to Banglalink for BDT 7.74 billion (US$94) for unpaid SIM tax (VAT and supplementary duty). The NBR alleged that Banglalink evaded SIM tax on new SIM cards by issuing them as replacements. On the basis of 5 random SIM card purchases made by the NBR, the NBR concluded that all SIM card replacements issued by Banglalink between June 2009 and December 2011 (7,021,834 in total) were new SIM connections and subject to tax. Similar notices were sent to three other operators in Bangladesh. Banglalink and the other operators filed separate petitions in the High Court, which stayed enforcement of the demands.

        In an attempt to assist the NBR in resolving the dispute, the Government ordered the NBR to form a Review Committee comprised of the NBR, the Commissioner of Taxes ("LTU"), Bangladesh Telecommunication Regulatory Commission ("BTRC"), AMTOB and the operators (including Banglalink). The Review Committee identified a methodology to determine the amount of unpaid SIM tax and, after analyzing 1,200 randomly selected SIM cards issued Banglalink, determined that only 4.83% were incorrectly registered as replacements. The Review Committee's interim report was signed off by all the parties, however, the Convenor of the Review Committee reneged on the interim report and unilaterally published a final report that was not based on the interim report or the findings of the Review Committee. The operators objected to the final report.

        The NBR Chairman and operators' representative agreed that the BTRC would prepare further guidelines for verification of SIM users. Although the BTRC submitted its guidelines (under which Bangalink's exposure was determined to be 8.5% of the original demand), the Convenor of the Review Committee submitted a supplementary report which disregarded the BTRC's guidelines and assessed Banglalink's liability for SIM tax to be BDT 7.62 billion (US$92). The operators refused to sign the supplementary report.

        On May 18, 2015, Banglalink received an updated demand from the LTU claiming Banglalink had incorrectly issued 6,887,633 SIM cards as replacement SIM cards between June 2009 and December 2011 and required Banglalink to pay BDT 5.32 billion (US$64) in SIM tax. The demand also stated that interest may be payable. Similar demands were sent to the other operators.

        On June 25, 2015, Banglalink filed an application to the High Court to stay the updated demand, and a stay was granted. On August 13, 2015, Banglalink filed its appeal against the demand before the Appellate Tribunal and deposited 10% of the amount demanded in order to proceed. The other operators also appealed their demands. On April 26, 2016, Banglalink presented its legal arguments and on September 28, 2016, the appeals of all the operators were heard together

        The Bangladesh Appellate Tribunal rejected the appeal of Banglalink and all other operators on June 22, 2017. On July 11, 2017, Banglalink filed an appeal of the Appellate Tribunal's judgment with the High Court Division of the Supreme Court of Bangladesh.

July 2012 to June 2015

        On November 20, 2017 the LTU issued a final demand to Banglalink for BDT 1.69 billion (US$20) for unpaid tax on SIM card replacements issued by Banglalink between July 2012 and June 2015. On February 20, 2018, Banglalink filed its appeal against this demand before the Appellate Tribunal and deposited 10% of the amount demanded in order to proceed.

        The operators continue to engage in discussions with the government in an attempt to resolve the dispute. As of December 31, 2017, the Company has recorded a provision of US$11 (2016: US$11).

ACCOUNTING POLICIES

        Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a current pre-tax rate if the time value of money is significant.

SOURCE OF ESTIMATION UNCERTAINTY

Provisions

        The Group is involved in various legal proceedings, disputes and claims, including regulatory discussions related to the Group's business, licenses, tax positions and investments, and the outcomes of these are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded for a matter that has not been previously recorded because it was not considered probable.

        For certain operations in emerging markets, the Group is involved in various regulatory discussions. Management's estimates relating to regulatory discussions in these countries involve a high level of uncertainty. See also Note 26 for further information.